Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
14.	NON-CONTROLLING INTERESTS

Contribution from non-controlling shareholders

On November 24, 2020, one of SunCar’s subsidiary, Shengda Automobile, entered into Capital Subscription Agreement with a series of institutional investors, including Shenzhen Innovation Investment Group Co. Ltd, Nanjing Hongtu Xinghe Venture Capital Fund (LLP), Jiangsu Hongtu Intelligent Manufacturing Venture Capital Enterprise (LLP), Shanghai Jinshan Hongtu Venture Capital Center (LLP), Gaoyou Hongtu Venture Capital Fund (LLP), Shanghai Heyi Enterprise Management Partnership (Limited partnership) and Shanghai Lianchuang Yongyuan Equity Investment Fund Partnership (Limited Partnership) (collectively “institutional investors”), and a series of individual investors. Pursuant to the agreement, all the institutional investors and individual investors made a total contribution of RMB216,000 (US$33,097) to obtain 8,400,001 shares of Shengda Automobile at a purchase price of RMB25.71 (US$3.94) per share, which accounted for 14.38% for the total equity interest of Shengda Automobile. The difference between the total contribution, and the carrying amount of proportional net assets that noncontrolling shareholders acquired was recorded in additional paid-in capital, which was US$14,432.

Repurchase of noncontrolling interests

Since 2014, one of SunCar’s subsidiary, SUNCAR Online, was listed on the National Equities Exchange and Quotations Co., Ltd., or the NEEQ, and SunCar owns a majority ownership in SUNCAR Online. In 2020, a 100% owned subsidiary of SunCar, Shanghai Shengda Jiarui Automobile Sales Co., Limited (“Shengda Jiarui”, a subsidiary from discontinued operation), acquired 0.39% of ownership of SUNCAR Online from non-controlling shareholders via NEEQ capital market. In 2021, another 100% owned subsidiary of SunCar, Haiyan, acquired 0.99% of ownership of SUNCAR Online from non-controlling shareholders via NEEQ capital market. In 2022, Haiyan, and another 100% owned subsidiary of SunCar, Shanghai Feiyou, acquired 0.01% and 0.25% of ownership of SUNCAR Online from non-controlling shareholders via NEEQ capital market, respectively.

Since both Shengda Jiarui and Haiyan were 100% owned by SunCar, the ownership purchase transactions were considered as repurchase of non-controlling interests by SunCar in substance. During the year ended December 31, 2020, as a result of the repurchase of 0.39% non-controlling interest of SUNCAR Online, SunCar derecognized non-controlling interest of $223, and the difference between the purchase price and the carrying amount of proportional net assets that repurchased from noncontrolling shareholders was recorded in additional paid-in capital, which was $867. During the year ended December 31, 2021, as a result of the repurchase of 0.99% non-controlling interest of SUNCAR Online, SunCar derecognized non-controlling interest of $948, and the difference between the purchase price and the carrying amount of the proportional net assets that repurchased from non-controlling shareholders was recorded in additional paid-in capital, which was $236. During the year ended December 31, 2022, as a result of the repurchase of 0.26% non-controlling interest of SUNCAR Online, SunCar derecognized non-controlling interest of $234, and the difference between the purchase price and the carrying amount of the proportional net assets that repurchased from non-controlling shareholders was recorded in additional paid-in capital, which was $276.

Dividend paid to noncontrolling shareholders

On October 26, 2021, SUNCAR Online declared and paid dividend of RMB102,304 (US$15,859), among which RMB42,702 (US$6,620) was paid to non-controlling shareholders of SUNCAR Online. The remaining dividends were paid to Haiyan Trading (Shanghai) Co., Ltd., Shengda Auto Service Group Co., Ltd., Shanghai Lianming Advertising Communication Co., Ltd., and Shanghai Shanda Jiarui Automobile Sales Co., Ltd. (“Shanda Jiarui”, a subsidiary from discontinued operation), which are all 100% owned subsidiaries of the Group, and the payment of the remaining dividends to these subsidiaries has no impact on the consolidated financial statements of the Group.